14008606

NYSE

DEC 05 2014

Washington DC 20549

CERTNYS

File# 1-08606

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

December 5, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.625% Notes due 2024 and 2.625% Notes due 2031 of VERIZON COMMUNICATIONS INC. under the Exchange Act of 1934.

Sincerely,